Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 09, 2013 item	Dec. 31, 2007 Patent	Oct. 11, 2012	Apr. 30, 2009	Mar. 31, 2013	Dec. 31, 2008	Jul. 31, 2009 item	May 31, 2012	Mar. 31, 2012	Dec. 23, 2013	Jul. 25, 2014 item	Jul. 08, 2014	Jun. 21, 2011	Dec. 31, 2010	Mar. 15, 2010
Loss contingencies
General and administrative expenses	$ 189,961,000	$ 172,100,000	$ 547,926,000	$ 502,974,000	$ 617,898,000	$ 616,339,000	$ 570,699,000
Garnet Digital
Loss contingencies
Number of companies against whom similar complaints brought								15
LightSquared transaction shareholder derivative actions
Loss contingencies
Number of shareholders who filed lawsuits			5		5
Katz Communications-Patent infringement
Loss Contingency Terms
Number of patents the suit alleges infringement of									19
Number of patents remain in the lawsuit	4		4		4
Number of reexamination petitions pending before patent and trademark office			2		2
Satellite lease guarantees
Loss contingencies
Guarantees for payments	10,000,000		10,000,000		50,000,000
Guarantee term			P5M		P14M
Satellite transponder guarantees
Loss contingencies
Guarantees for payments	327,000,000		327,000,000		375,000,000
ESPN-Affiliation agreements
Loss contingencies
Claim amount											30,000,000		35,000,000
Court ruling																				66,000,000		66,000,000
Litigation accrual						71,000,000															42,000,000
Attorneys' fees							24,000,000			5,000,000		71,000,000
General and administrative expenses						5,000,000
Payment of accrued interest												12,000,000
Technology Development Licensing
Loss Contingency Terms
Number of reexamination petitions pending before patent and trademark office														2
Hopper litigation | Maximum
Loss contingencies
Number of days to store HD primetime programs recordings															8 days
Norman IP Holdings
Loss contingencies
Minimum number of autonomous streamlined signal processors			1		1
Personalized Media Communications, Inc. | Minimum
Loss contingencies
Claim amount																500,000,000
Personalized Media Communications, Inc. | Maximum
Loss contingencies
Claim amount																650,000,000
Do Not Call Litigation
Loss contingencies
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services			5 years		5 years
Do Not Call Litigation | DISH Network L.L.C.
Loss contingencies
Claim amount																	270,000,000
Lightsquared Harbinger Capital Partners LLC
Loss contingencies
Business days allowed to terminate existing agreements			3 days		3 days
Number of claims asserted by Jacksonville PFPF																		5
Lightsquared Harbinger Capital Partners LLC | Mr. Ergen
Loss contingencies
Number of claims asserted by Jacksonville PFPF																		3
Lightsquared Harbinger Capital Partners LLC | Director Defendants
Loss contingencies
Number of claims asserted by Jacksonville PFPF																		1
Lightsquared Harbinger Capital Partners LLC | Minimum
Loss contingencies
Claim amount																			$ 500,000,000